Hartford Multifactor US Equity ETF Investment Objectives and Goals - Hartford Multifactor US Equity ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Multifactor US Equity ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.